Income Taxes - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
Minimum tax rate	24.00%	24.00%	15.00%
Income tax expense	$ 52,827	$ 43,229